Note 27 - Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year ended December 31,
	2010	2011	2012
	$	$	$
Cayman	(2,879,085)	5,528,390	20,878,593
Indonesia	2,673,218	3,077,937	(1,417,674)
Singapore	(1,710,126)	(1,114,203)	(1,663,174)
Malaysia	223,771	(106,148)	(517,183)
PRC	2,539,084	201,652	(6,219)

Total income before taxes from continued operations	846,862	7,587,628	17,274,343

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year ended December 31,
	2010	2011	2012
	$	$	$
Current	(1,805,227)	(763,341)	466,010
Deferred	365,966	(536,640)	794,598

Total	(1,439,261)	(1,299,981)	1,260,608

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year ended December 31,
	2010	2011	2012

Statutory Enterprise Income Tax rate	25%	25%	25%
Effect of tax holiday	(20)%	(1)%	–
International tax rate differences	95%	(19)%	(29)%
Non-deductible expenses/non-taxable income	4%	17%	1%
Change in valuation allowance	2%	(17)%	(1)%
PRC tax rate differences	(33)%	–	–
Adjustment to prior-year tax provision	97%	(6)%	(3)%
Deferred tax on outside tax basis	–	(2)%	–
Expired carry forward tax losses	–	20%	–
Effective EIT rate for continuing operations	170%	17%	(7)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Deferred tax assets:
Intangible and other assets	127,067	-
Deferred revenue	69,090	63,318
Accrued liabilities and other payables	3,192,891	2,439,494
Advertising expenses	560,229	459,486
Net operating losses	1,956,003	1,714,014
Others	176,113	912,762
Total deferred tax assets for continuing operations	6,081,393	5,589,074
Valuation allowance for continuing operations	(2,884,640)	(2,722,886)
Total deferred tax assets for discontinued operations	4,420,487	4,342,076
Valuation allowance for discontinued operations	(3,682,878)	(3,657,427)
Total deferred tax assets, net of valuation allowance	3,934,362	3,550,837

Deferred tax liabilities:
Accrued income	(2,466,905)	(1,888,837)
Intangible assets	(2,572,958)	(1,989,206)
Others	(188,390)	(225,048)
Deferred tax liabilities for continuing operations	(5,228,253)	(4,103,091)
Deferred tax liabilities for discontinued operations	(737,609)	(684,649)
Total deferred tax liabilities	(5,965,862)	(4,787,740)
Net deferred tax liabilities	(2,031,500)	(1,236,903)

Deferred tax assets — current	486,176	732,987
Deferred tax liabilities — current	(126,034)	(516,756)
Deferred tax assets — non-current	369,706	729,386
Deferred tax liabilities — non-current	(2,761,348)	(2,182,520)
Net deferred tax liabilities	(2,031,500)	(1,236,903)

Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Year ended December 31,
	Continuing Operations		Discontinued Operations
	2011	2012	2011	2012
	$	$	$	$
Beginning Balance	2,139,558	2,884,640	5,320,546	3,682,878
Movement	634,103	(169,282)	(1,835,533)	–
Translation Difference	110,979	7,528	197,865	(25,451)
Ending Balance	2,884,640	2,722,886	3,682,878	3,657,427

Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Table Text Block]
	Year ended December 31,
	2011	2012
	$	$
Beginning and ending balance	100,671	100,671